Deposits	12 Months Ended
Dec. 31, 2013
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Deposits

Note. 10. Deposits

Time deposits maturing in the next five years are as follows:

(in thousands)	December 31, 2013
2014	$405,031
2015	135,032
2016	51,982
2017	23,009
2018 and thereafter	26,959

Total	$642,013

The table above includes, for December 31, 2013, brokered deposits totaling $21.2 million. The aggregate amount of jumbo time deposits, each with a minimum denomination of $100,000, totaled $433.1 million and $425.0 million at December 31, 2013 and 2012, respectively.